Debt securities - US operations (Details) - GBP (£) £ in Millions	Jun. 30, 2019		Dec. 31, 2018
Financial investments
Debt securities	£ 99,675	[1]	£ 89,400
Operating segments | US
Financial investments
Debt securities	45,264		41,594
Operating segments | US | Available-for-sale
Financial investments
Debt securities	44,178		40,849
Operating segments | US | Fair value through profit or loss
Financial investments
Debt securities	1,086		745
Operating segments | US | Government
Financial investments
Debt securities	6,094		5,465
Operating segments | US | Publicly traded and SEC rule 144A securities
Financial investments
Debt securities	27,419		26,196
Operating segments | US | Non-SEC Rule 144A securities
Financial investments
Debt securities	7,293		6,329
Operating segments | US | Asset-backed securities
Financial investments
Debt securities	£ 4,458		£ 3,604

[1]	Included within equity securities and portfolio holdings in unit trusts, debt securities and other investments are £8 million of lent securities as at 30 June 2019 (31 December 2018: £8,278 million).